Financial Instruments And Financial Risk Management - Summary Of Remaining Contractual Terms Of Financial Liabilities Including Estimated Interest Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	€ 191,168	€ 33,727
Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	105,818	32,959
Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	33,504	25,767
Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	14,387	2,003
Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	117,256	3,585
Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	26,022	2,372
Trade and other payables
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	16,555	9,238
Trade and other payables | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	16,555	9,238
Trade and other payables | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	16,555	9,238
Trade and other payables | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Trade and other payables | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Trade and other payables | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Lease liabilities [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	45,990	9,583
Lease liabilities [member] | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	25,273	8,942
Lease liabilities [member] | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	5,679	1,901
Lease liabilities [member] | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	4,062	1,905
Lease liabilities [member] | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	10,227	3,405
Lease liabilities [member] | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	26,022	2,372
Loans and borrowings
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	127,401	14,440
Loans and borrowings | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	62,782	14,440
Loans and borrowings | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	10,227	14,440
Loans and borrowings | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	10,227	0
Loans and borrowings | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	106,947	0
Loans and borrowings | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Custom other financial liabilities
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,222	466
Custom other financial liabilities | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,208	339
Custom other financial liabilities | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,043	188
Custom other financial liabilities | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	98	98
Custom other financial liabilities | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	82	180
Custom other financial liabilities | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	€ 0	€ 0